NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 10, 2019	Oct. 31, 2020	Jun. 25, 2020	Sep. 19, 2019	Oct. 31, 2021	Oct. 31, 2020	Feb. 12, 2020	Feb. 05, 2019	Oct. 31, 2018	Jun. 20, 2018
Short-term Debt [Line Items]
Principal amount		$ 20,000				$ 20,000
Repayments of Notes Payable					$ 33,557	$ 130,489
Debt conversion, original amount		$ 20,300
Conversion Price		$ 0.125				$ 0.125	$ 0.013		$ 0.278
Related parties					4,392
Aggregated value	$ 500,000
Monthly payments	$ 100,000
Maturity Date	Feb. 15, 2021
Interest rate	6.00%
Conversion of shares	40,000,000
Fair value of converted stock	$ 599,400
Investor Three [Member]
Short-term Debt [Line Items]
Principal amount	100,000
General Surgical Florida [Member]
Short-term Debt [Line Items]
Interest rate				45.67%
Line of credit				$ 100,000
Line of Credit Facility, Periodic Payment					$ 2,541
Repayment of line of credit				$ 132,160
Unsecured Promissory Note [Member]
Short-term Debt [Line Items]
Principal amount								$ 25,000
Funding Facility [Member]
Short-term Debt [Line Items]
Conversion of debt	505,230
Interest expense	$ 94,170
Accredited Investors [Member]
Short-term Debt [Line Items]
Principal amount										$ 150,000
Interest rate										6.00%
Two Accredited Investors [Member]
Short-term Debt [Line Items]
Principal amount									$ 70,000
Interest rate									6.00%
Accredited Investor 1 [Member] | Settlement And General Release Agreement [Member]
Short-term Debt [Line Items]
Repayments of Notes Payable			$ 50,000
Periodic payments			$ 6,250
Accredited Investor 2 [Member] | Settlement And General Release Agreement [Member]
Short-term Debt [Line Items]
Debt conversion, original amount		$ 20,000
Conversion of debt		$ 20,300
Debt conversion, converted instrument, shares issued		160,000
Conversion Price					$ 0.125
Accredited Investors Two [Member]
Short-term Debt [Line Items]
Interest expense						$ 24,180